Deferred income tax assets and liabilities and income tax expense - Summary of tax losses carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 92,645	$ 64,001
2027 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	7,607	7,110
2028 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	61,979	$ 56,891
2029 Onward [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 23,059